Balances and transactions with related parties: Compensation of key personnel (Details) - Key Management - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties:
Short term salaries and other benefits paid to key personnel	$ 191,020	$ 204,913	$ 171,595
Fees paid to the Board of Directors and Committees	12,068	8,698	10,261
Amounts payable, related party transactions	0	0	0
Aerostar
Related parties:
Short term salaries and other benefits paid to key personnel	75,280	99,962	70,026
Airplan
Related parties:
Short term salaries and other benefits paid to key personnel	$ 20,048	$ 19,543	$ 16,871